Leases (Details) - Schedule of operating lease related assets and liabilities - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Right of use assets	$ 1,327,575	$ 1,257,911
Operating lease liabilities, current	625,048	574,825
Operating lease liabilities, noncurrent	551,221	628,046
Total operating lease liabilities	$ 1,176,269	$ 1,202,871